INCENTIVE STOCK PLANS - Restricted Stock Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Restricted Stock Units (RSUs)
Number of Shares
Beginning balance (in shares)	480,925
Granted (in shares)	212,415	207,006	130,213
Vested (in shares)	(189,934)
Cancelled (in shares)	(17,854)
Ending balance (in shares)	485,552	480,925
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 32.74
Granted (in dollars per share)	32.46	$ 32.93	$ 41.81
Vested (in dollars per share)	31.32
Cancelled (in dollars per share)	32.63
Ending balance (in dollars per share)	$ 33.17	$ 32.74
Restricted Stock
Number of Shares
Beginning balance (in shares)	1,973
Granted (in shares)	32,928	36,403	22,800
Vested (in shares)	(34,901)
Ending balance (in shares)	0	1,973
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 24.01
Granted (in dollars per share)	30.37	$ 30.22	$ 38.60
Vested (in dollars per share)	30.01
Ending balance (in dollars per share)	$ 0	$ 24.01